Other investments (Tables)	12 Months Ended
Dec. 31, 2024
Other investments
Schedule of other investments

	2024	2023	2022
	$m	$m	$m
Non-current investments
Equity securities at fair value through Other comprehensive income	1,632	1,530	1,056
Fixed income securities at fair value through profit or loss	–	–	10
Total	1,632	1,530	1,066
Current investments
Fixed income securities at fair value through profit or loss	37	20	13
Cash collateral pledged to counterparties	129	102	162
Fixed deposits	–	–	64
Total	166	122	239

Schedule of analysis equity securities and bonds available for sale

	2024	2024	2023	2023	2022	2022
	FVPL	FVOCI	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m	$m	$m
Level 1	37	1,279	20	1,217	13	880
Level 2	–	–	–	–	–	–
Level 3	–	353	–	313	10	176
Total	37	1,632	20	1,530	23	1,056

Schedule of fair value movements in level 3 investments

	2024	2024	2023	2023	2022	2022
	FVPL	FVOCI	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m	$m	$m
At 1 January	–	313	10	176	–	104
Additions	–	56	–	127	10	32
Revaluations	–	(9)	3	14	–	50
Net transfers out from Level 3 to Level 1	–	–	–	–	–	(4)
Disposals	–	–	(13)	(8)	–	(5)
Impairments and exchange adjustments	–	(7)	–	4	–	(1)
At 31 December	–	353	–	313	10	176